State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

November 25, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:

Wasatch Funds, Inc. (the “Registrant”)

Post-Effective Amendment No. 48 under the Securities Act of 1933 – File No. 33-10451 and Amendment No. 50 under the Investment Company Act of 1940 – File No. 811-4920

Dear Sir or Madam:

As sub-administrator on behalf of the Registrant, pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), please find attached Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A for electronic filing under the 1933 Act and the Investment Company Act of 1940 (under which it is Amendment No. 50) (the “Amendment”). The Amendment is being filed for the purpose of conforming the Prospectuses and Statements of Additional Information for the Funds to the requirements of amended Form N-1A.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ FRANCINE S. HAYES
Francine S. Hayes Vice President and Senior Counsel

Enclosures

cc:	R. Biles